Contingent Liabilities and Commitments - Summary of Details Payment Guarantees (Details) ₩ in Millions, Rp in Billions		12 Months Ended
	Apr. 07, 2023 shares	Dec. 31, 2025 KRW (₩) Cases	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 17,332,320		₩ 17,701,890
Contingent Liability For Commitments		₩ 218,857,599		217,919,088
Loss Contingency Pending Claims Number | Cases		11
Loss Contingency Damages Sought Value		₩ 251,700
Provision For Litigation		142,090
Maximum Commitment To PF Loan		1,240,200
Maximum Commitment To PF Loan Outstanding Balance		927,300
Additional Provision Of Expected Losses		140,100
Provision Of Expected Losses		4,200
Maximum Commitment To PF Loan Limit		1,090,100
Maximum Commitment To PF Loan Limit Outstanding Balance		851,900
Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		12,551
Acceptances and guarantees for KB purchasing loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		110,728		152,129
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,028,783		900,237
Confirmed acceptances and guarantees in Korean won
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,139,511		1,052,366
Acceptances of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		215,808		331,423
Letter of guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		76,496		45,274
Bid bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		2,253		12,782
Performance bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		2,039,924		1,927,572
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		3,277,694		4,644,429
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		4,787,138		4,594,667
Confirmed acceptances and guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		10,399,313		11,556,147
Acceptances and guarantees for issuance of debenture
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		19,673		20,790
Overseas debt guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		406,900		588,019
International financing guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,138,481		842,838
Financial guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,828,877		1,451,647
Confirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		13,367,701		14,060,160
Guarantees of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		2,537,195		2,268,081
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,427,424		1,373,649
Unconfirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		3,964,619		3,641,730
Corporate loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		56,218,691		57,510,280
Retail loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		58,406,337		59,100,288
Credit line on credit cards
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		89,718,829		87,204,864
Purchase of other securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		9,133,299		8,880,563
Commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		213,477,156		212,695,995
Credit line
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		3,689,143		4,747,946
Purchase of securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		1,691,300		475,147
Financial Guarantees
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		5,380,443		5,223,093
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets		₩ 536,144
Loss Contingency Pending Claims Number		123
Law Suits As Defendant In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		₩ 978,726
STIC Eugene Star Holdings Inc.
Disclosure of contingent liabilities [line items]
Number of shares issued under the call option | shares	31,900,000,000
Value of shares issued under the call option | Rp			Rp 3,190
KB Real Estate Trust Co., Ltd
Disclosure of contingent liabilities [line items]
Credit facilities		4,475,500
Kookmin Bank | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		12,175
KB Securities Co., Ltd. | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		240
KB Capital Co.,Ltd. | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		136
PF Loan [Member]
Disclosure of contingent liabilities [line items]
Maximum Commitment To PF Loan		716,600
Maximum Commitment To PF Loan Outstanding Balance		492,800
Other financial guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 263,823		₩ 0